Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
REVENUES	$ 151,294	$ 126,883	$ 113,990
COST OF REVENUES	49,043	42,399	38,313
GROSS MARGIN	102,251	84,484	75,677
EXPENSES
Sales and marketing	16,681	13,765	13,009
Research and development	25,881	21,269	19,044
General and administrative	20,509	15,691	14,272
Other charges (Note 18)	6,512	2,364	2,131
Amortization of intangible assets	17,999	14,202	11,996
	87,582	67,291	60,452
INCOME FROM OPERATIONS	14,669	17,193	15,225
INTEREST EXPENSE	(993)	(45)	(9)
INVESTMENT INCOME	57	73	174
INCOME BEFORE INCOME TAXES	13,733	17,221	15,390
INCOME TAX EXPENSE (RECOVERY) (Note 17)
Current	1,768	2,078	1,438
Deferred	2,353	(853)	1,926
	4,121	1,225	3,364
NET INCOME	$ 9,612	$ 15,996	$ 12,026
EARNINGS PER SHARE (Note 15)
Basic (in Dollars per share)	$ 0.15	$ 0.26	$ 0.19
Diluted (in Dollars per share)	$ 0.15	$ 0.25	$ 0.19
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in Shares)	62,841	62,556	62,218
Diluted (in Shares)	64,370	63,860	63,400